SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Inventory valuation) (Details) $ in Millions	12 Months Ended
Jan. 02, 2022 USD ($)
Disclosure of provision matrix [line items]
Increase (decrease) in allowance for expected credit loss related to ten percent adjustment in expected loss rate for all customers	$ 30.9
Increase (decrease) in expected selling price used to establish net realizable value of inventories	10.00%
Increase (decrease) in inventories related to ten percent adjustment in expected selling price	$ 2.7
Minimum
Disclosure of provision matrix [line items]
Expected credit loss rate	1.00%
Maximum
Disclosure of provision matrix [line items]
Expected credit loss rate	10.00%